Capital management - Additional Information (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of objectives, policies and processes for managing capital [line items]
Cash deposits provided as security for bank loans	€ 1,500
Cash deposits
Disclosure of objectives, policies and processes for managing capital [line items]
Cash deposits provided as security for bank loans	€ 1,500